Derivative Liability (Details 1) - USD ($)	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of warrants, 2015 Agent Warrants	2,177	2,177	2,177
2015 Agent Warrants	$ 265	$ 1,117	$ 23,669
Number of warrants, 2013 investor warrants, shares			10,513
2013 investor warrants, value			$ 33,091
Number of warrants, Warrants issued for services, shares		4,375	4,375
Warrants issued for services, value			$ 4,468
Number of warrants, Closing balance	2,177	6,552	17,065
Closing balance	$ 265	$ 1,117	$ 61,228
Number of warrants, Less current portion			(10,513)
Less current portion			$ (33,091)
Number of warrants, Long-term portion	2,177	6,552	6,552
Long-term portion	$ 265	$ 1,117	$ 28,137